Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Sales income	¥ 142,628	$ 20,089	¥ 154,906	¥ 202,960
Cost of goods sold	(61,654)	(8,684)	(46,424)	(59,088)
Gross Profit	80,974	11,405	108,482	143,872
Total revenues (excluded cost of goods sold)	412,449	58,093	561,667	761,451
Other operating expenses and fees:
Sales and marketing	(27,801)	(3,916)	(62,243)	(165,477)
Origination and servicing	(53,525)	(7,539)	(69,018)	(47,094)
General and administrative	(270,290)	(38,070)	(374,882)	(522,820)
Provision for doubtful contract assets and receivables	(192,756)	(27,149)	(159,380)	(22,423)
Total operating expenses and fees (included cost of goods sold)	(606,026)	(85,358)	(711,947)	(816,902)
Operating Loss	(193,577)	(27,265)	(150,280)	(55,451)
Interest income	97,669	13,756	47,587	47,511
Impairment loss of investments	(27,928)	(3,934)	(181,820)	(27,422)
Impairment loss of goodwill	(24,809)	(3,494)	(200)
Impairment loss of intangible assets and property, equipment and software				(2,371)
Impairment loss of long term prepayment			(274,996)
Gain recognized on remeasurement of previously held equity interest in acquiree				1,874
Unrealized loss of investment in marketable securities	(2,415)	(340)	(47,998)	(149,071)
Dividend income from cost method investments	875	123	2,230
Loss from disposal of subsidiaries	(75)	(11)	(9,265)	(4,897)
Dividend received from available for sale investment	2,257	318
(Loss) gain on held-to-maturity investment	186	26		(14,096)
Exchange losses	(4,289)	(604)	(808)
Other income, net	222	31	12,804	2,355
Loss before income tax expense and loss in equity method investments	(151,884)	(21,394)	(602,746)	(201,568)
Income tax expense	(7,745)	(1,091)	(11,623)	(26,735)
Dividend received from equity method investments				1,800
(Loss) income in equity method investments, net of tax of RMB (10,669), RMB 12,019 and RMB18,208 in 2021, 2022 and 2023, respectively	19,280	2,716	19,432	(7,167)
Net Loss	(140,349)	(19,769)	(594,937)	(233,670)
(Income) loss attributable to the non-controlling interest shareholders	159	22	196	(1,238)
Net loss attributable to ordinary shareholders	¥ (140,190)	$ (19,747)	¥ (594,741)	¥ (234,908)
Net loss per ordinary share
Basic net loss per ordinary share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.6)	$ (0.08)	¥ (2.55)	¥ (1.1)
Weighted average number of ordinary shares
Basic weighted average number of ordinary shares (in Shares)	235,466,660	235,466,660	233,216,045	213,635,470
Post-origination services
Revenues:
Total revenues (excluded cost of goods sold)	¥ 3,629	$ 511	¥ 35,820	¥ 39,782
Technical services
Revenues:
Total revenues (excluded cost of goods sold)	247,770	34,898	327,245	417,566
Others
Revenues:
Total revenues (excluded cost of goods sold)	¥ 18,422	$ 2,595	¥ 43,696	¥ 101,143